Debt Outstanding Debt (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Principal Outstanding	$ 6,985.0	$ 2,103.6
Fair Value Hedge Accounting Adjustments	55.0	37.3
Unamortized Discount	(12.0)	(3.8)
Debt Obligations - Carrying Value	7,028.0	2,137.1
Less: Short-term obligations and current maturities of long-term obligations	1,272.8	105.8
Long-term Obligations	5,755.2	2,031.3
U.S. Commercial Paper Program [Member]
Debt Instrument [Line Items]
Principal Outstanding	900.0	0
3.25% Senior Subordinated Convertible Notes Due 2024 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.25%
Debt Instrument, Maturity Year	2024
Conversion Price	$ 40.20
Principal Outstanding	0	329.3
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	Interest on each of the senior notes is payable semi-annually.
Debt Instrument, Call Feature	Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest.
2.15% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.15%
Debt Instrument, Maturity Year	2012
Effective Interest Rate	0.93%
Principal Outstanding	350.0	350.0
2.05% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.05%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.11%
Principal Outstanding	300.0	0
3.25% Senior Notes due 2014 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.25%
Debt Instrument, Maturity Year	2014
Effective Interest Rate	1.53%
Principal Outstanding	400.0	400.0
3.20% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	1.56%
Principal Outstanding	450.0	450.0
5.00% Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	5.00%
Debt Instrument, Maturity Year	2015
Effective Interest Rate	5.14%
Principal Outstanding	250.0	250.0
3.20% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.20%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	3.21%
Principal Outstanding	900.0	0
2.25% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	2.25%
Debt Instrument, Maturity Year	2016
Effective Interest Rate	2.29%
Principal Outstanding	1,000.0	0
4.70% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.70%
Debt Instrument, Maturity Year	2020
Effective Interest Rate	4.70%
Principal Outstanding	300.0	300.0
4.50% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	4.50%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.58%
Principal Outstanding	1,000.0	0
3.60% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Stated Interest Rate	3.60%
Debt Instrument, Maturity Year	2021
Effective Interest Rate	4.29%
Principal Outstanding	1,100.0	0
Other Debt [Member]
Debt Instrument [Line Items]
Principal Outstanding	$ 35.0	$ 24.3